SIGNIFICANT COMMITMENTS AND AGREEMENTS - Operating lease commitments (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease commitments
Future minimum lease receivables	Rp 14,749	Rp 12,299
Minimum
Operating lease commitments
Non-cancelable lease term	1 year
Maximum
Operating lease commitments
Non-cancelable lease term	10 years
Less than one year
Operating lease commitments
Future minimum lease receivables	Rp 3,095	2,012
1-5 years
Operating lease commitments
Future minimum lease receivables	6,922	5,909
More than 5 years
Operating lease commitments
Future minimum lease receivables	Rp 4,732	Rp 4,378